41 Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
NET CASH GENERATED IN OPERATING ACTIVITIES	R$ 2,945,006	R$ 1,770,971	R$ 989,206
CASH FLOWS FROM INVESTMENT ACTIVITIES
Financial investments	45,170	(75,804)	48,512
Loans and financing granted to related parties			(5,145)
Receipt of loans and financing granted to related parties		117,645	24,985
Disposal of investments			484,608
Additions in investments	(133,874)	(51,557)	(248,243)
Capital reduction of investees	35,035	35,280
Additions to property, plant and equipment	(543,130)	(1,489,067)	(1,205,508)
Additions to intangible assets	(5,032)	(7,589)	(806,240)
NET CASH USED IN INVESTING ACTIVITIES	(1,663,651)	(2,149,153)	(1,581,173)
CASH FLOWS FROM FINANCING ACTIVITIES
Loans and financing obtained from third parties	796,296	1,314,766	800,044
Issue of Debentures	2,965,028	2,890,283	2,242,521
Dividends and interest on own capital paid	(380,421)	(300,722)	(506,404)
NET CASH GENERATED FROM (USED IN) FINANCING ACTIVITIES	(288,037)	1,286,516	649,969
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	993,318	908,334	58,002
Cash and cash equivalents at the beginning of the period	1,948,409	1,040,075	982,073
Cash and cash equivalents at the end of the period	2,941,727	1,948,409	1,040,075
CHANGE IN CASH AND CASH EQUIVALENTS	993,318	908,334	58,002
Companhia Paranaense de Energia - Copel [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
NET CASH GENERATED IN OPERATING ACTIVITIES	688,443	653,230	440,406
CASH FLOWS FROM INVESTMENT ACTIVITIES
Financial investments	115,376	(124,254)	24
Loans and financing granted to related parties	(24,410)	(192,445)	(251,856)
Receipt of loans and financing granted to related parties	24,512	560,877	124,122
Disposal of investments			397,572
Additions in investments	(271,968)	(608,934)	(574,347)
Capital reduction of investees		45,000	170,000
Additions to property, plant and equipment	(285)	(267)	(282)
Additions to intangible assets	(271)	(3)	(499)
NET CASH USED IN INVESTING ACTIVITIES	(157,046)	(320,026)	(135,266)
CASH FLOWS FROM FINANCING ACTIVITIES
Loans and financing obtained from third parties			77,000
Issue of Debentures	500,000	600,000	520,000
Issue of loans with related parties	48,000
Amortization of principal - loans and financing	(115,500)	(77,000)	(83,000)
Amortization of principal - debentures	(853,400)	(333,300)	(333,300)
Amortization of loans obtained from related parties	(48,000)
Amortization of principal - Lease liabilities	(141)
Dividends and interest on own capital paid	(352,055)	(264,734)	(475,103)
NET CASH GENERATED FROM (USED IN) FINANCING ACTIVITIES	(821,096)	(75,034)	(294,403)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	(289,699)	258,170	10,737
Cash and cash equivalents at the beginning of the period	315,003	56,833	46,096
Cash and cash equivalents at the end of the period	25,304	315,003	56,833
CHANGE IN CASH AND CASH EQUIVALENTS	R$ (289,699)	R$ 258,170	R$ 10,737